Segments of Business and Geographic Areas - Net Sales by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Net sales	$ 4,011	$ 3,804	$ 7,863	$ 7,394	$ 14,950	$ 15,054	$ 14,467
North America
Segment Reporting Information [Line Items]
Net sales					7,418	7,284	7,095
Europe, Middle East, and Africa
Segment Reporting Information [Line Items]
Net sales					3,188	3,436	3,332
Asia-Pacific
Segment Reporting Information [Line Items]
Net sales					3,146	3,276	3,013
Latin America
Segment Reporting Information [Line Items]
Net sales					1,198	1,058	1,027
U.S.
Segment Reporting Information [Line Items]
Net sales					$ 6,599	$ 6,516	$ 6,357